Debt - Tender Offers (Details) - Debt Tender Offers $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Principal Amount Purchased	$ 0
Cash Consideration	0
Verizon 1.750% - 5.012% notes due 2021-2055
Debt Instrument [Line Items]
Principal Amount Purchased	0
Cash Consideration	$ 0
Verizon 1.750% - 5.012% notes due 2021-2055 | Minimum
Debt Instrument [Line Items]
Stated interest rate on debt instrument	1.75%
Verizon 1.750% - 5.012% notes due 2021-2055 | Maximum
Debt Instrument [Line Items]
Stated interest rate on debt instrument	5.012%
Verizon 3.850% - 5.012% notes due 2039-2055
Debt Instrument [Line Items]
Principal Amount Purchased	$ 0
Cash Consideration	$ 0
Verizon 3.850% - 5.012% notes due 2039-2055 | Minimum
Debt Instrument [Line Items]
Stated interest rate on debt instrument	3.85%
Verizon 3.850% - 5.012% notes due 2039-2055 | Maximum
Debt Instrument [Line Items]
Stated interest rate on debt instrument	5.012%